Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 19 Fair Value Measurement

The Company has adopted ASC 820, Fair Value Measurements, which establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system consisting of three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets that the Company has the ability to access.

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market and are used only to the extent that observable inputs are not available. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The following table summarizes the assets of the Company for which fair values are determined on a recurring basis as of December 31, 2011 and 2010.

	Carrying Value at December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$126,114	613	125,501	0
Mortgage loan commitments	(94)	0	(94)	0

Total	$126,020	613	125,407	0

	Carrying Value at December 31, 2010
	Total	Level 1	Level 2	Level 3
Securities available for sale	$151,564	1,740	149,824	0
Mortgage loan commitments	(1)	0	(1)	0

Total	$151,563	1,740	149,823	0

The Company may also be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from the application of the lower-of-cost-or-market accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2011 that were still held at December 31, the following table provides the level of valuation assumptions used to determine each adjustment and the carrying value of the related individual assets or portfolios at December 31, 2011 and 2010.

	Carrying Value at December 31, 2011				Year Ended December 31, 2011 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$3,709	0	3,709	0	129
Mortgage servicing rights	1,485	0	1,485	0	0
Loans(1)	38,162	0	38,162	0	(4,167)
Real estate, net(2)	16,616	0	16,616	0	(2,690)
Assets held for sale	1,583	0	1,583	0	0
Deposits held for sale	36,048	0	36,048	0	0

Total	$97,603	0	97,603	0	(6,728)

	Carrying Value at December 31, 2010				Year Ended December 31, 2010 Total losses
	Total	Level 1	Level 2	Level 3
Loans held for sale	$2,728	0	2,728	0	(6)
Mortgage servicing rights	1,586	0	1,586	0	0
Loans(1)	43,039	0	43,039	0	(18,855)
Real estate, net(2)	16,382	0	16,382	0	(1,782)

Total	$63,735	0	63,735	0	(20,643)

(1)	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
(2)	Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.